Segment reporting - Schedule of Non Current Assets On A Geographical Basis (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 1,653,571	€ 1,441,952
EMEA
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	617,000	516,202
Italy
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	353,674	302,941
Americas
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	858,862	748,996
United States
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	827,511	720,968
Greater China Region
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	91,278	85,907
Rest of APAC
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	86,431	90,847
Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 4,027	€ 2,383